segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income before income taxes
Operating revenues external	$ 14,658	$ 14,368
Goods and services purchased	6,070	6,368
Employee benefits expense	3,034	2,896
EBITDA	5,554	5,104
Depreciation	1,929	1,669
Amortization	648	598
Operating income	2,977	2,837
Financing costs	733	661
INCOME BEFORE INCOME TAXES	$ 2,244	$ 2,176